Information by operating segment	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Information by operating segment

8.	Information by operating segment
8.1.	Net income by operating segment

Jan-Jun/2026
	Exploration and Production (E&P)	Refining, Transportation & Marketing (RT&M)	Gas and Low Carbon Energies (G&LCE)	Corporate and other businesses	Eliminations	Total
Sales revenues	38,781	54,648	4,611	188	(41,086)	57,142
Intersegments	38,661	736	1,684	5	(41,086)	−
Third parties	120	53,912	2,927	183	-	57,142
Cost of sales	(17,492)	(44,938)	(2,536)	(168)	38,825	(26,309)
Gross profit	21,289	9,710	2,075	20	(2,261)	30,833
Income (expenses)	(1,516)	(3,382)	(1,633)	(2,201)	−	(8,732)
Selling expenses	(1)	(1,823)	(1,424)	(13)	-	(3,261)
General and administrative expenses	(39)	(233)	(73)	(690)	-	(1,035)
Exploration costs	(239)	-	-	-	-	(239)
Research and development expenses	(441)	(2)	(6)	(97)	-	(546)
Other taxes	(181)	(1,127)	(6)	(344)	-	(1,658)
Impairment (losses) reversals, net	(223)	414	-	-	-	191
Other income and expenses, net	(392)	(611)	(124)	(1,057)	-	(2,184)
Income (loss) before net finance income, results of equity-accounted investments and income taxes	19,773	6,328	442	(2,181)	(2,261)	22,101
Net finance income	-	-	-	1,179	-	1,179
Results of equity-accounted investments	45	42	33	(7)	-	113
Net income (loss) before income taxes	19,818	6,370	475	(1,009)	(2,261)	23,393
Income taxes	(6,724)	(2,150)	(150)	1,519	768	(6,737)
Net income (loss) for the period	13,094	4,220	325	510	(1,493)	16,656
Attributable to:
Shareholders of Petrobras	13,095	4,220	310	495	(1,493)	16,627
Non-controlling interests	(1)	-	15	15	-	29

Jan-Jun/2025
	Exploration and Production (E&P)	Refining, Transportation & Marketing (RT&M)	Gas and Low Carbon Energies (G&LCE)	Corporate and other businesses	Eliminations	Total
Sales revenues	29,471	39,784	4,036	157	(31,338)	42,110
Intersegments	29,355	546	1,434	3	(31,338)	−
Third parties	116	39,238	2,602	154	-	42,110
Cost of sales	(13,398)	(37,364)	(2,269)	(138)	31,459	(21,710)
Gross profit	16,073	2,420	1,767	19	121	20,400
Income (expenses)	(2,584)	(1,605)	(1,693)	(1,893)	−	(7,775)
Selling expenses	-	(955)	(1,406)	(15)	-	(2,376)
General and administrative expenses	(30)	(183)	(58)	(637)	-	(908)
Exploration costs	(498)	-	-	-	-	(498)
Research and development expenses	(309)	(4)	(4)	(78)	-	(395)
Other taxes	(11)	(27)	(8)	(204)	-	(250)
Impairment (losses) reversals, net	(193)	(46)	(1)	-	-	(240)
Other income and expenses, net	(1,543)	(390)	(216)	(959)	-	(3,108)
Income (loss) before net finance income, results of equity-accounted investments and income taxes	13,489	815	74	(1,874)	121	12,625
Net finance income	-	-	-	2,763	-	2,763
Results of equity-accounted investments	56	48	29	(4)	-	129
Net income before income taxes	13,545	863	103	885	121	15,517
Income taxes	(4,585)	(279)	(25)	165	(41)	(4,765)
Net income for the period	8,960	584	78	1,050	80	10,752
Attributable to:
Shareholders of Petrobras	8,961	584	60	1,023	80	10,708
Non-controlling interests	(1)	-	18	27	-	44

Consolidated statement of income by operating segment
Apr-Jun/2026
	Exploration and Production (E&P)	Refining, Transportation & Marketing (RT&M)	Gas and Low Carbon Energies (G&LCE)	Corporate and other businesses	Eliminations	Total
Sales revenues	22,785	32,351	2,406	99	(24,034)	33,607
Intersegments	22,724	428	880	2	(24,034)	−
Third parties	61	31,923	1,526	97	-	33,607
Cost of sales	(9,350)	(27,166)	(1,320)	(87)	23,809	(14,114)
Gross profit	13,435	5,185	1,086	12	(225)	19,493
Income (expenses)	(979)	(2,376)	(812)	(1,073)	−	(5,240)
Selling expenses	(1)	(1,029)	(714)	(2)	-	(1,746)
General and administrative expenses	(25)	(131)	(38)	(362)	-	(556)
Exploration costs	(101)	-	-	-	-	(101)
Research and development expenses	(243)	(1)	(3)	(49)	-	(296)
Other taxes	(12)	(991)	(3)	(178)	-	(1,184)
Impairment (losses) reversals, net	(226)	-	-	-	-	(226)
Other income and expenses, net	(371)	(224)	(54)	(482)	-	(1,131)
Income (loss) before net finance expense, results of equity-accounted investments and income taxes	12,456	2,809	274	(1,061)	(225)	14,253
Net finance expense	-	-	-	(288)	-	(288)
Results of equity-accounted investments	29	65	15	(6)	-	103
Net income / (loss) before income taxes	12,485	2,874	289	(1,355)	(225)	14,068
Income taxes	(4,235)	(954)	(93)	1,577	75	(3,630)
Net income (loss) for the period	8,250	1,920	196	222	(150)	10,438
Attributable to:
Shareholders of Petrobras	8,250	1,920	190	218	(150)	10,428
Non-controlling interests	−	−	6	4	−	10

Apr-Jun/2025
	Exploration and Production (E&P)	Refining, Transportation & Marketing (RT&M)	Gas and Low Carbon Energies (G&LCE)	Corporate and other businesses	Eliminations	Total
Sales revenues	14,404	19,795	2,176	80	(15,418)	21,037
Intersegments	14,343	256	817	2	(15,418)	−
Third parties	61	19,539	1,359	78	-	21,037
Cost of sales	(6,601)	(18,586)	(1,144)	(70)	15,376	(11,025)
Gross profit (loss)	7,803	1,209	1,032	10	(42)	10,012
Income (expenses)	(1,846)	(869)	(914)	(1,034)	−	(4,663)
Selling expenses	-	(518)	(751)	(17)	-	(1,286)
General and administrative expenses	(26)	(96)	(32)	(310)	-	(464)
Exploration costs	(185)	-	-	-	-	(185)
Research and development expenses	(147)	(3)	(2)	(41)	-	(193)
Other taxes	(7)	(14)	(6)	(100)	-	(127)
Impairment (losses) reversals, net	(139)	(50)	(1)	-	-	(190)
Other income and expenses, net	(1,342)	(188)	(122)	(566)	-	(2,218)
Income (loss) before net finance income, results of equity-accounted investments and income taxes	5,957	340	118	(1,024)	(42)	5,349
Net finance income	-	-	-	1,015	-	1,015
Results of equity-accounted investments	42	(7)	17	(5)	-	47
Net income / (loss) before income taxes	5,999	333	135	(14)	(42)	6,411
Income taxes	(2,025)	(116)	(39)	512	14	(1,654)
Net income (loss) for the period	3,974	217	96	498	(28)	4,757
Attributable to:
Shareholders of Petrobras	3,974	217	88	483	(28)	4,734
Non-controlling interests	-	-	8	15	-	23

Other income and expenses, net by segment
Jan-Jun/2026
	Exploration and Production (E&P)	Refining, Transportation & Marketing (RT&M)	Gas and Low Carbon Energies (G&LCE)	Corporate and other businesses	Total
Stoppages for asset maintenance and pre-operating expenses	(1,159)	(93)	(24)	(6)	(1,282)
Pension and medical benefits - retirees	-	-	-	(786)	(786)
Variable compensation programs	(310)	(197)	(32)	(182)	(721)
Losses with legal, administrative and arbitration proceedings	(100)	(144)	(3)	(233)	(480)
Gains (losses) with commodity derivatives	-	(142)	4	-	(138)
Results on disposal/write-offs of assets	51	7	6	51	115
Results from co-participation agreements in bid areas	205	-	-	-	205
Results of non-core activities	249	4	1	11	265
Early termination and changes to cash flow estimates of leases	287	5	(5)	2	289
Reimbursements from E&P partnership operations	381	-	-	-	381
Others	4	(51)	(71)	86	(32)
Total	(392)	(611)	(124)	(1,057)	(2,184)

Other income and expenses, net by segment
Jan-Jun/2025
	Exploration and Production (E&P)	Refining, Transportation & Marketing (RT&M)	Gas and Low Carbon Energies (G&LCE)	Corporate and other businesses	Total
Stoppages for asset maintenance and pre-operating expenses	(1,113)	(127)	(47)	(8)	(1,295)
Pension and medical benefits - retirees	-	-	-	(639)	(639)
Variable compensation programs	(271)	(138)	(31)	(155)	(595)
Losses with legal, administrative and arbitration proceedings	(106)	(67)	(30)	(123)	(326)
Gains with commodity derivatives	-	4	7	-	11
Results from co-participation agreements in bid areas	50	-	-	-	50
Reimbursements from E&P partnership operations	65	-	-	-	65
Results on disposal/write-offs of assets	14	-	16	41	71
Results of non-core activities	222	(5)	1	6	224
Early termination and changes to cash flow estimates of leases	300	(4)	1	4	301
Others	(704)	(53)	(133)	(85)	(975)
Total	(1,543)	(390)	(216)	(959)	(3,108)

Other income and expenses, net by segment
Apr-Jun/2026
	Exploration and Production (E&P)	Refining, Transportation & Marketing (RT&M)	Gas and Low Carbon Energies (G&LCE)	Corporate and other businesses	Total
Stoppages for asset maintenance and pre-operating expenses	(589)	(34)	(13)	(2)	(638)
Pension and medical benefits - retirees	-	-	-	(401)	(401)
Variable compensation programs	(152)	(117)	(15)	(91)	(375)
Losses with legal, administrative and arbitration proceedings	(254)	(51)	(1)	(41)	(347)
Gains (losses) with commodity derivatives	-	(14)	4	-	(10)
Results on disposal/write-offs of assets	9	14	4	13	40
Results from co-participation agreements in bid areas	87	-	-	-	87
Results of non-core activities	125	4	1	6	136
Early termination and changes to cash flow estimates of leases	158	(6)	(5)	2	149
Reimbursements from E&P partnership operations	249	-	-	-	249
Others	(4)	(20)	(29)	32	(21)
Total	(371)	(224)	(54)	(482)	(1,131)

Other income and expenses, net by segment
Apr-Jun/2025
	Exploration and Production (E&P)	Refining, Transportation & Marketing (RT&M)	Gas and Low Carbon Energies (G&LCE)	Corporate and other businesses	Total
Stoppages for asset maintenance and pre-operating expenses	(600)	(29)	(27)	(4)	(660)
Pension and medical benefits - retirees	-	-	-	(324)	(324)
Variable compensation programs	(137)	(74)	(16)	(78)	(305)
Gains (losses) with legal, administrative and arbitration proceedings	6	(38)	(28)	(65)	(125)
Reimbursements from E&P partnership operations	(81)	-	-	-	(81)
Results from co-participation agreements in bid areas	(20)	-	-	-	(20)
Gains with commodity derivatives	-	3	6	-	9
Results on disposal/write-offs of assets	(18)	1	14	17	14
Results of non-core activities	120	3	-	3	126
Early termination and changes to cash flow estimates of leases	149	(3)	-	(2)	144
Others	(761)	(51)	(71)	(113)	(996)
Total	(1,342)	(188)	(122)	(566)	(2,218)

The amount of depreciation, depletion and amortization by segment is set forth as follows:

	Exploration and Production (E&P)	Refining, Transportation & Marketing (RT&M)	Gas and Low Carbon Energies (G&LCE)	Corporate and other businesses	Total

Jan-Jun/2026	6,442	1,503	317	112	8,374
Jan-Jun/2025	5,317	1,288	264	75	6,944

	Exploration and Production (E&P)	Refining, Transportation & Marketing (RT&M)	Gas and Low Carbon Energies (G&LCE)	Corporate and other businesses	Total

Apr-Jun/2026	3,288	767	149	59	4,263
Apr-Jun/2025	2,836	691	131	39	3,697

8.2.	Assets by operating segment

	Exploration and Production (E&P)	Refining, Transportation & Marketing (RT&M)	Gas and Low Carbon Energies (G&LCE)	Corporate and other businesses	Elimina-tions	Total

Consolidated assets by operating segment - 06.30.2026

Current assets	2,925	12,819	492	19,487	(5,786)	29,937
Non-current assets	169,222	24,971	5,576	17,371	−	217,140
Long-term receivables	9,886	3,703	164	14,307	−	28,060
Investments	315	92	187	60	−	654
Property, plant and equipment	157,017	21,018	5,131	2,528	−	185,694
Operating assets	119,431	17,113	4,492	1,670	−	142,706
Under construction	37,586	3,905	639	858	−	42,988
Intangible assets	2,004	158	94	476	−	2,732
Total Assets	172,147	37,790	6,068	36,858	(5,786)	247,077

Consolidated assets by operating segment - 12.31.2025

Current assets	2,424	9,580	356	16,620	(3,532)	25,448
Non-current assets	153,291	22,311	5,315	15,972	−	196,889
Long-term receivables	9,318	3,091	146	13,221	−	25,776
Investments	292	27	171	60	−	550
Property, plant and equipment	141,818	19,053	4,917	2,252	−	168,040
Operating assets	108,424	16,534	4,394	1,568	−	130,920
Under construction	33,394	2,519	523	684	−	37,120
Intangible assets	1,863	140	81	439	−	2,523
Total Assets	155,715	31,891	5,671	32,592	(3,532)	222,337